Financial Instruments and Risk Management - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Maximum percentage for research and development and corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Deferred gains on derivative instrument, net of tax	$ 96
Period of accumulated other comprehensive income (loss)	12 months
Fair value of liabilities	$ 89	$ 4
Fair value of assets	$ 10	$ 60
Maximum outstanding amount per instrument with each bank , as percentage of total	20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer	0	0
Fair value measurement with unobservable inputs reconciliation non-recurring basis asset liability value	$ 0	$ 0
Impairment charge on investments	$ 0	0	$ 0
Significant Unobservable Inputs (Level 3)
Derivative [Line Items]
Changes in fair value measurement		12
Research and development expenses
Derivative [Line Items]
Fair value unobservable input reconciliation in statement of income	Research and Development Expense
Foreign exchange contract | Gains (Losses) on Cash Flow Hedges | Reclassification out of accumulated other comprehensive income | Cost of sales
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	$ (13)	(1)	129
Foreign exchange contract | Gains (Losses) on Cash Flow Hedges | Reclassification out of accumulated other comprehensive income | Operating expense
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	(3)	$ (4)	68
Currency collars | Option One
Derivative [Line Items]
Fair value of net assets (liabilities)	15
Fair value of liabilities	16
Fair value of assets	1
Forward contracts
Derivative [Line Items]
Fair value of liabilities	74
Fair value of assets	$ 10
Minimum
Derivative [Line Items]
Major customer percentage of trade accounts receivable	10.00%	10.00%
Not designated as hedging instrument
Derivative [Line Items]
Notional amount of derivative Instruments	$ 1,476	$ 974	931
Foreign currency forward contracts maturity term	57 days
Fair value of liabilities	$ 5	2
Fair value of assets	$ 10	5
Not designated as hedging instrument | Minimum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	2 days
Not designated as hedging instrument | Maximum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	169 days
Designated as hedging instrument
Derivative [Line Items]
Notional amount of derivative Instruments	$ 2,484	2,681	$ 3,192
Foreign currency forward contracts maturity term	161 days
Fair value of liabilities	$ 84	2
Fair value of assets	$ 0	$ 55
Designated as hedging instrument | Minimum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	2 days
Designated as hedging instrument | Maximum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	20 months